Loans and Accounts Receivable From Customers - Movements in Loan Portfolio disaggregated by individually and grouped assessed loans - Consumer loans (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Allowance for loan losses	$ 978,754	$ 1,081,658
Loans and receivables from customers	23,795,548	21,576,108
Consumer loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	822
New financial assets originated or purchased	(96,197)
Financial assets that have been derecognized	46,744
Foreign exchange and other movements	(908)
Allowance for loan losses	189,485	220,791
Loans and receivables from customers	2,636,234	2,271,638
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(22,617,981)	(23,134,814)
- Charge-offs	292,655	315,765
- Changes due to modifications that did not result in derecognition	292,108	265,977
New financial assets originated or purchased	(12,417,491)	(8,916,631)
Financial assets that have been derecognized	9,796,913	8,450,587
Foreign exchange and other movements	(89,564)	401,135
Ending balance	(24,743,360)	(22,617,981)
Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	(2,492,429)
Ending balance	(2,825,719)	(2,492,429)
Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	947,812	1,041,873
Allowances for loan losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	189,485	220,791
Collectively assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(21,529,027)	(22,524,308)
- Charge-offs	292,117	315,567
- Changes due to modifications that did not result in derecognition	294,305	262,888
New financial assets originated or purchased	(11,952,827)	(8,681,482)
Financial assets that have been derecognized	9,410,807	8,258,678
Foreign exchange and other movements	(61,966)	467,658
Ending balance	(23,546,591)	(21,529,027)
Collectively assessed for credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	(2,492,429)	(2,798,229)
- Charge-offs	133,200	134,612
- Changes due to modifications that did not result in derecognition	57,721	58,130
New financial assets originated or purchased	(1,577,912)	(1,203,183)
Financial assets that have been derecognized	1,062,318	1,237,022
Foreign exchange and other movements	(8,617)	79,219
Ending balance	(2,825,719)	(2,492,429)
Collectively assessed for credit losses [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	691,721	720,429
Collectively assessed for credit losses [member] | Allowances for loan losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	189,485	220,791
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(16,327,018)	(18,691,115)
Changes in the allowances - Net Transfer to stage 1	(1,184,076)	(627,546)
- Net Transfer to stage 2	554,440	1,791,800
- Net Transfer to stage 3	73,679	69,979
- Charge-offs	18,776	15,705
- Changes due to modifications that did not result in derecognition	270,726	235,650
New financial assets originated or purchased	(10,860,705)	(6,798,612)
Financial assets that have been derecognized	7,562,147	7,224,940
Foreign exchange and other movements	(63,692)	402,950
Ending balance	(19,955,723)	(16,327,018)
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	(1,732,525)	(2,201,939)
Changes in the allowances - Net Transfer to stage 1	(293,979)	(165,739)
- Net Transfer to stage 2	105,046	349,120
- Net Transfer to stage 3	18,129	25,131
- Charge-offs	14,567	15,262
- Changes due to modifications that did not result in derecognition	50,437	51,408
New financial assets originated or purchased	(1,416,547)	(826,956)
Financial assets that have been derecognized	837,266	948,463
Foreign exchange and other movements	(6,934)	72,725
Ending balance	(2,424,540)	(1,732,525)
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(4,277,136)	(2,864,199)
Changes in the allowances - Net Transfer to stage 1	1,171,376	601,963
- Net Transfer to stage 2	(599,608)	(1,876,532)
- Net Transfer to stage 3	137,518	153,174
- Charge-offs	44,191	38,228
- Changes due to modifications that did not result in derecognition	21,168	25,330
New financial assets originated or purchased	(869,602)	(1,474,294)
Financial assets that have been derecognized	1,608,876	837,836
Foreign exchange and other movements	29,682	110,636
Ending balance	(2,733,535)	(4,277,136)
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	(686,699)	(482,372)
Changes in the allowances - Net Transfer to stage 1	287,052	154,065
- Net Transfer to stage 2	(111,742)	(358,123)
- Net Transfer to stage 3	39,920	21,321
- Charge-offs	33,025	35,795
- Changes due to modifications that did not result in derecognition	8,087	7,108
New financial assets originated or purchased	(120,632)	(327,383)
Financial assets that have been derecognized	214,496	258,436
Foreign exchange and other movements	(2,306)	4,454
Ending balance	(338,799)	(686,699)
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(924,873)	(968,994)
Changes in the allowances - Net Transfer to stage 1	12,700	25,583
- Net Transfer to stage 2	45,168	84,732
- Net Transfer to stage 3	(211,197)	(223,153)
- Charge-offs	229,150	261,634
- Changes due to modifications that did not result in derecognition	2,411	1,908
New financial assets originated or purchased	(222,520)	(408,576)
Financial assets that have been derecognized	239,784	195,902
Foreign exchange and other movements	(27,956)	(45,928)
Ending balance	(857,333)	(924,873)
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	(73,205)	(113,918)
Changes in the allowances - Net Transfer to stage 1	6,927	11,674
- Net Transfer to stage 2	6,696	9,003
- Net Transfer to stage 3	(58,049)	(46,452)
- Charge-offs	85,608	83,555
- Changes due to modifications that did not result in derecognition	(803)	(386)
New financial assets originated or purchased	(40,733)	(48,844)
Financial assets that have been derecognized	10,556	30,123
Foreign exchange and other movements	623	2,040
Ending balance	$ (62,380)	$ (73,205)